Stock Option Plan and Warrants (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Feb. 17, 2021
Share-Based Payment Arrangement [Abstract]
Total awards authorized	5,000,000		5,000,000
Option vested					20,000
Option exercisable					2,200,000
Stock-based compensation expense	$ 0	$ 0	$ 0	$ 0
Warrant shares						1,000,000
Warrants issued						500,000
Remaining shares						500,000